Subsidiaries - Schedule of Subsidiaries, Associates and Joint Venture (Detail)	Dec. 31, 2024	Dec. 31, 2023
Turktell
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turktell
Country of Incorporation	Türkiye
Business	Information technology, value added GSM services and entertainment investments
Effective Ownership Interest	100.00%	100.00%
Turkcell Superonline
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Superonline
Country of Incorporation	Türkiye
Business	Telecommunications, television services and content services
Effective Ownership Interest	100.00%	100.00%
Turkcell Dijital
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Dijital
Country of Incorporation	Türkiye
Business	Digitalization services and products
Effective Ownership Interest	100.00%	100.00%
Dijital Egitim
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Dijital Egitim (**)
Country of Incorporation	Türkiye
Business	Dijital educations
Effective Ownership Interest	100.00%	51.00%
Turkcell Satis
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Satış
Country of Incorporation	Türkiye
Business	Sales, delivery and digital sales services
Effective Ownership Interest	100.00%	100.00%
Turkcell Teknoloji
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Teknoloji
Country of Incorporation	Türkiye
Business	Research and development
Effective Ownership Interest	100.00%	100.00%
Turkcell Gayrimenkul
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Gayrimenkul
Country of Incorporation	Türkiye
Business	Property investments
Effective Ownership Interest	100.00%	100.00%
Turkcell Enerji
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Enerji
Country of Incorporation	Türkiye
Business	Electricity energy trade and wholesale and retail electricity sales
Effective Ownership Interest	100.00%	100.00%
Boyut Enerji
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Boyut Enerji
Country of Incorporation	Türkiye
Business	Electricity energy trade and wholesale and retail electricity sales
Effective Ownership Interest	100.00%	100.00%
Turkcell Finansman
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Finansman
Country of Incorporation	Türkiye
Business	Consumer financing services
Effective Ownership Interest	100.00%	100.00%
Turkcell Sigorta
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Sigorta
Country of Incorporation	Türkiye
Business	Insurance agency activities
Effective Ownership Interest	100.00%	100.00%
Turkcell Dijital Sigorta
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Dijital Sigorta
Country of Incorporation	Türkiye
Business	Dijital agency activities
Effective Ownership Interest	100.00%	100.00%
Turkcell Odeme
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Ödeme
Country of Incorporation	Türkiye
Business	Payment services and e-money license
Effective Ownership Interest	100.00%	100.00%
Lifecell Dijital Servisler
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell Dijital Servisler
Country of Incorporation	Türkiye
Business	Development and providing of digital services and products
Effective Ownership Interest	100.00%	100.00%
Lifecell Bulut
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell Bulut
Country of Incorporation	Türkiye
Business	Cloud solutions services
Effective Ownership Interest	100.00%	100.00%
Lifecell TV
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell TV
Country of Incorporation	Türkiye
Business	Online radio, television and on-demand streaming services
Effective Ownership Interest	100.00%	100.00%
Lifecell Muzik
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell Müzik
Country of Incorporation	Türkiye
Business	Radio, television and on-demand streaming services
Effective Ownership Interest	100.00%	100.00%
Global Tower
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Global Tower
Country of Incorporation	Türkiye
Business	Telecommunications infrastructure business
Effective Ownership Interest	100.00%	100.00%
Atmosware Teknoloji
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Atmosware Teknoloji
Country of Incorporation	Türkiye
Business	Develop software products and services, training software developers
Effective Ownership Interest	100.00%	100.00%
UkrTower
Disclosure of subsidiaries [line items]
Name of Subsidiaries	UkrTower (*)
Country of Incorporation	Ukraine
Business	Telecommunications infrastructure business
Effective Ownership Interest		100.00%
Beltower
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Beltower
Country of Incorporation	Republic of Belarus
Business	Telecommunications infrastructure business
Effective Ownership Interest	100.00%	100.00%
East Asia
Disclosure of subsidiaries [line items]
Name of Subsidiaries	East Asia
Country of Incorporation	Netherlands
Business	Telecommunications investments
Effective Ownership Interest	100.00%	100.00%
Kibris Telekom
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Kıbrıs Telekom
Country of Incorporation	Turkish Republic of Northern Cyprus
Business	Telecommunications
Effective Ownership Interest	100.00%	100.00%
Lifecell Digital
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell Digital
Country of Incorporation	Turkish Republic of Northern Cyprus
Business	Telecommunications
Effective Ownership Interest	100.00%	100.00%
Turkcell Dijital Technologies
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Dijital Technologies
Country of Incorporation	Turkish Republic of Northern Cyprus
Business	Electronic payment services
Effective Ownership Interest	100.00%	100.00%
Turkcell Global Bilgi
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell Global Bilgi
Country of Incorporation	Türkiye
Business	Customer relations and human resources management
Effective Ownership Interest	100.00%	100.00%
Global LLC
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Global LLC (*)
Country of Incorporation	Ukraine
Business	Customer relations management
Effective Ownership Interest		100.00%
Rehberlik
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Rehberlik
Country of Incorporation	Türkiye
Business	Directory assistance
Effective Ownership Interest	100.00%	100.00%
Lifecell Ventures
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell Ventures
Country of Incorporation	Netherlands
Business	Telecommunications investments
Effective Ownership Interest	100.00%	100.00%
Lifecell
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifecell (*)
Country of Incorporation	Ukraine
Business	Telecommunications
Effective Ownership Interest		100.00%
Paycell LLC
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Paycell LLC
Country of Incorporation	Ukraine
Business	Consumer financing services
Effective Ownership Interest	100.00%	100.00%
Paycell Europe
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Paycell Europe
Country of Incorporation	Germany
Business	Payment services and e-money
Effective Ownership Interest	100.00%	100.00%
Yaani
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Yaani
Country of Incorporation	Netherlands
Business	Internet search engine and browser services
Effective Ownership Interest	100.00%	100.00%
BiP B.V.
Disclosure of subsidiaries [line items]
Name of Subsidiaries	BiP B.V.
Country of Incorporation	Netherlands
Business	Providing digital services and products
Effective Ownership Interest	100.00%	100.00%
BiP A.S.
Disclosure of subsidiaries [line items]
Name of Subsidiaries	BiP A.S.
Country of Incorporation	Türkiye
Business	Providing digital services and products
Effective Ownership Interest	100.00%	100.00%
BeST
Disclosure of subsidiaries [line items]
Name of Subsidiaries	BeST
Country of Incorporation	Republic of Belarus
Business	Telecommunications
Effective Ownership Interest	100.00%	100.00%
Turkcell GSYF
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Turkcell GSYF
Country of Incorporation	Türkiye
Business	Venture capital investment fund
Effective Ownership Interest	100.00%	100.00%
W3
Disclosure of subsidiaries [line items]
Name of Subsidiaries	W3
Country of Incorporation	Türkiye
Business	Information technology
Effective Ownership Interest		100.00%
Sofra
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Sofra (***)
Country of Incorporation	Türkiye
Business	Meal coupons and cards
Effective Ownership Interest	100.00%	66.00%
Artel
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Artel (*****)
Country of Incorporation	Türkiye
Business	Data processing
Effective Ownership Interest	100.00%
Ultia
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Ultia
Country of Incorporation	Türkiye
Business	Information technology
Effective Ownership Interest	100.00%	100.00%
TDC
Disclosure of subsidiaries [line items]
Name of Subsidiaries	TDC (****)
Country of Incorporation	Türkiye
Business	Data processing
Effective Ownership Interest	100.00%
Lifetech
Disclosure of subsidiaries [line items]
Name of Subsidiaries	Lifetech
Country of Incorporation	Republic of Belarus
Business	Information technology, programming and technical support
Effective Ownership Interest	100.00%	100.00%
TOGG
Disclosure of subsidiaries [line items]
Name of Associates	TOGG
Country of Incorporation	Türkiye
Business	Electric passenger car development, production and trading activities
Effective Ownership Interest	23.00%	23.00%